INTANGIBLE ASSETS AND GOODWILL	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS AND GOODWILL

NOTE 7: INTANGIBLE ASSETS AND GOODWILL

As of March 31, 2022 and December 31, 2021, the Company has the following intangible assets:

	2022	2021
Intellectual property - software – 5 year-life	$3,150,000	$-
Customer relationship – 5 year-life	275,000	-
Accumulated amortization	(91,716)	-
	$3,333,284	$-

In February 2022, the Company acquired intangible assets from BizSecure valued at $2,775,000, and in March 2022 in the acquisition of Ixaya acquired intangible assets valued at $650,000. There were no intangible assets as of December 31, 2021.

Amortization expense for the three months ended March 31, 2022 was $91,716.

As of March 31, 2022 and December 31, 2021, the Company has recorded goodwill as follows:

	2022	2021
Tickeri	$3,353,392	$3,353,392
Monster Creative	3,177,954	3,177,954
BizSecure	3,981,000	-
Ixaya	-	-
	$10,512,346	$6,531,346

In 2021, the Company evaluated ASC 350-20-50 for the goodwill associated with the two acquisitions. The Company determined that there was impairment of goodwill associated with the Tickeri acquisition of $16,733,272 and impairment of goodwill associated with the Monster Creative transaction of $5,470,150 to be recognized in the year ended December 31, 2021, as reflected in operating expenses under the line item Impairment - goodwill. In accordance with ASC 350-20-50-6 (a through d), the Company determined based on the qualitative factors surrounding the Tickeri and Monster Creative acquisitions, which include the foothold of Tickeri in the Latin population of the United States, the development of the Company’s website, and the fact that the former President of Tickeri became the CTO of HUMBL, as well as the services being provided by Monster Creative in production, and the services for both entities in the COVID pandemic, the fair value of Tickeri and Monster Creative did not equate to the value that was paid for these entities. As a result, we recognized the goodwill at the time of purchase for Tickeri, and re-evaluated the goodwill determination as of December 31, 2021 for both Tickeri and Monster Creative which resulted in additional impairment to be recognized. We determined the value based on the multiple of earnings on similar companies evaluated in the ticketing space and in the production space for Monster Creative. Since both Tickeri and Monster Creative services fall under the HUMBL Marketplace segment in 2021 (now Consumer division), the entire impairment of the goodwill is reflected in that segment. The Company has determined that no further impairment of goodwill for either of these two acquisitions was necessary during the three months ended March 31, 2022.

In 2022, the Company evaluated ASC 350-20-50 for the goodwill associated with the BizSecure and Ixaya acquisitions. The Company determined that there was impairment of goodwill associated with the Ixaya acquisition of $1,008,642 in the three months ended March 31, 2022. We determined the value of Ixaya’s intellectual property based on the multiple of earnings on similar companies evaluated in the blockchain technology space Since Ixaya services fall under the Commercial Division, the impairment of the goodwill for Ixaya is reflected in that division. The Company determined there was no indication of impairment for BizSecure as of March 31, 2022, as the assets purchased have contributed to significant enhancements to the HUMBL Pay app.

NOTE 6: FIXED ASSETS AND GOODWILL

As of December 31, 2021 and 2020, the Company has the following fixed assets:

	2021	2020
Non-residential property – 20 year-life	$345,497	$-
Equipment – 5 year-life	5,772	-
Furniture and fixtures – 5 year-life	16,307	-
Accumulated depreciation	(11,129)	-
	$356,447	$-

In June 2021, the Company purchased some equipment and furniture as well as a commercial property in the form of a suite at a luxury hotel. The Company is the owner of this suite and entered into a long-term rental agreement with the hotel to manage the property. The Company has use of the suite for 28 calendar days a year and will receive their proportionate income for the other days the suite is being used.

Depreciation expense for the years ended December 31, 2021 was $11,129, as the property was placed into service on July 1, 2021.

As of December 31, 2021 and 2020, the Company has recorded goodwill as follows:

	2021	2020
Tickeri	$3,353,392	$-
Monster Creative	3,177,954	-
	$6,531,346	$-

The Company evaluated ASC 350-20-50 for the goodwill associated with the two acquisitions. The Company determined that there was impairment of goodwill associated with the Tickeri acquisition of $16,733,272 and impairment of goodwill associated with the Monster Creative transaction of $5,470,150 to be recognized in the year ended December 31, 2021, as reflected in operating expenses under the line item Impairment - goodwill. In accordance with ASC 350-20-50-6 (a through d), the Company determined based on the qualitative factors surrounding the Tickeri and Monster Creative acquisitions, which include the foothold of Tickeri in the Latin population of the United States, the development of the Company’s website, and the fact that the former President of Tickeri became the CTO of HUMBL, as well as the services being provided by Monster Creative in production, and the services for both entities in the COVID pandemic, the fair value of Tickeri and Monster Creative did not equate to the value that was paid for these entities. As a result, we recognized the goodwill at the time of purchase for Tickeri, and re-evaluated the goodwill determination as of December 31, 2021 for both Tickeri and Monster Creative which resulted in additional impairment to be recognized. We determined the value based on the multiple of earnings on similar companies evaluated in the ticketing space and in the production space for Monster Creative. Since both Tickeri and Monster Creative services fall under the HUMBL Marketplace segment, the entire impairment of the goodwill is reflected in that segment.